AUDITOR'S REMUNERATION	12 Months Ended
Dec. 31, 2025
AUDITOR'S REMUNERATION
AUDITOR'S REMUNERATION

9.AUDITOR’S REMUNERATION

	2025	2024	2023
	$’000	$’000	$’000
In relation to statutory audit services	437	326	341

The total group audit fee for the period amounted to $316,000 (2024: $331,000).